Pension and other post-retirement benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	$ 12,126	$ 10,836
Accumulated benefit obligation for pension plan	815,589	1,080,685
Pension benefits
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	569,255	648,864	$ 629,157
Expected employer contributions for next year	22,386
OPEB
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	172,167	192,375	$ 176,616
Expected employer contributions for next year	9,819
Private Equity Funds | Level 3
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 21,904	$ 17,314